Share-based payments - Stock incentive plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares
Share-based payments
Equity-settled share-based payment | $	$ 11,661	$ 18,214	$ 14,210
Share consolidation ratio				10
Par value per share	$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.0004
Stock Option Plan
Share-based payments
Award term	10 years
Vesting period	4 years
Share consolidation ratio				10
Par value per share				$ 0.004	0.0004
RSUs
Share-based payments
Award term	10 years
Vesting period	4 years
Share consolidation ratio				10
Par value per share				$ 0.004	$ 0.0004
Subsidiary Plan
Share-based payments
Award term	10 years
Vesting period	4 years